As filed with the Securities and Exchange Commission on August 16, 2012.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 8	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 11	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Vice President, Chief Legal Officer & Secretary	Suite 3100
1 Corporate Way	Chicago, Illinois 60602-4207
Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on August 24, 2012 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 8, is to designate a new effective date of the Post-Effective Amendment No. 7, which was filed on June 4, 2012 (Accession No. 0001532747-12-000114). Parts A, B and C of Post-Effective Amendment No. 7 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 16th day of August, 2012.

CURIAN VARIABLE SERIES TRUST

/s/ Susan S. Rhee*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee*	August 16, 2012
David W. Agostine
Trustee

/s/ Susan S. Rhee*	August 16, 2012
Michael A. Bell
President and Trustee

/s/ Susan S. Rhee*	August 16, 2012
Gregory P. Contillo
Trustee

/s/ Susan S. Rhee*	August 16, 2012
Dylan E. Taylor
Trustee

/s/ Susan S. Rhee*	August 16, 2012
Scot T. Wetzel
Trustee

/s/ Susan S. Rhee*	August 16, 2012
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact